S000001569 [Member] Expense Example - Emerging Markets Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,537
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,546
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	220
Expense Example, with Redemption, 3 Years	704
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,616
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	1,022
Expense Example, with Redemption, 5 Years	1,355
Expense Example, with Redemption, 10 Years	2,294
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,320
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	$ 1,375